Fees Summary	Aug. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 99,589,794.50
Previously Paid Amount	13,411.75
Total Fee Amount	15,247.20
Total Offset Amount	15,247.20
Net Fee	$ 1,835.45